Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

For the nine months ended September 30, 2022 and 2021, the Company did not recognize a provision for income taxes due to having recorded a full valuation allowance against its deferred tax assets. As of September 30, 2022 and December 31, 2021, the Company established a full valuation allowance against its deferred tax assets due to the uncertainty surrounding the realization of such assets. As of September 30, 2022 and December 31, 2021, the Company had no unrecognized tax benefits. The Company does not anticipate there will be a significant change in unrecognized tax benefits within the next 12 months.

9. Income Taxes

The Company did not record a provision for income taxes for the year ended December 31, 2021 and the period from May 4, 2020 (inception) to December 31, 2020 due to a full valuation allowance against its deferred tax assets.

The difference between the provision for income taxes and income taxes computed using the effective U.S. federal statutory rate is as follows:

	Year Ended December 31, 2021	Period from May 4, 2020 (inception) to December 31, 2020
Federal tax statutory rate	21.0%	21.0%
State tax, net of federal benefit	7.1	6.9
Research and development credits	1.9	4.1
Non-deductible expenses	(2.3)	—
Change in valuation allowance	(27.7)	(32.0)
Effective tax rate	—%	—%

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31, 2021	Period from May 4, 2020 (inception) to December 31, 2020
Net operating loss carryforwards	$3,524,526	$583,157
Research and development credits	255,656	121,535
Other, net	351,836	104,129
Total gross deferred tax assets	4,132,018	808,821
Valuation allowance	(4,132,018)	(808,821)
Net deferred tax assets	$—	$—

As of December 31, 2021 and 2020, a full valuation allowance of $4,132,018 and $808,821, respectively, was established against its deferred tax assets due to the uncertainty surrounding the realization of such assets.

As of December 31, 2021, the Company had federal and state net operating loss carryforwards of $12,468,027 and $13,221,253, respectively. Federal net operating losses carryforward indefinitely. State net operating loss carryforwards will begin to expire in 2026.

In addition, the Company had estimated federal and state research and development credit carryforwards of $91,217 and $208,150, respectively. The federal research tax credit carryforwards will begin to expire in 2040 and the California state credits carryforward indefinitely.

Pursuant to Section 382 and 383 of the Internal Revenue Code (“IRC”), utilization of the Company’s federal net operating loss carryforwards and research and development credit carryforwards may be subject to annual limitations in the event of any significant future changes in its ownership structure. These annual limitations may result in the expiration of net operating loss and research and development credit carryforwards prior to utilization. The Company has not completed an IRC Section 382 and 383 analysis regarding the limitation of net operating loss and research and development credit carryforwards.

No liability is recorded on the financial statements related to uncertain tax positions. There are no unrecognized tax benefits as of December 31, 2021 and 2020. The Company does not expect that uncertain tax benefits will materially change in the next 12 months.

The Company’s policy is to record estimated interest and penalties related to uncertain tax benefits as income tax expense. As of December 31, 2021 and December 31, 2020, the Company had no accrued interest or penalties recorded related to uncertain tax positions.

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company’s tax returns since inception are subject to examination by the U.S. and various state tax authorities. The Company is not currently undergoing a tax audit in any federal or state jurisdiction.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law and GAAP requires recognition of the tax effects of new legislation during the reporting period that includes the enactment date. The CARES Act includes changes to the tax provisions that benefits business entities and makes certain technical corrections to the 2017 Tax Cuts and Jobs Act. The tax relief measures for businesses in the CARES Act include a five-year net operating loss carryback for certain net operating losses, suspension of the annual deduction limitation of 80% of taxable income for certain net operating losses, changes in the deductibility of interest, acceleration of alternative minimum tax credit refunds, payroll tax relief, and a technical correction to allow accelerated deductions for qualified improvement property. The CARES Act also provides other non-tax benefits to assist those impacted by the pandemic. The Company evaluated the impact of the CARES Act and determined that there is no material impact to the income tax provision for the years ended December 31, 2021 and 2020.

The Consolidated Appropriation Act (“CAA”) of 2021 was signed into law, December 27, 2020, containing the most recent COVID-19 relief provisions as well as many tax provisions including renewals of several popular tax extenders. The Company evaluated the impact of the CAA and determined that there is no material impact to the income tax provision for the years ended December 31, 2021 and 2020.